Fair Value Measurements (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Fair Value Measurements [Line Items]
Interest earned trust account	$ 2,267,561
Interest earned on trust account to pay franchise and income taxes	841,386
Common Stock [Member]
Fair Value Measurements [Line Items]
Redemption of common stock	$ 70,571,778